UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06669

Name of Fund:    BlackRock Capital Appreciation Fund, Inc.

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Capital Appreciation Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2014

Date of reporting period: 12/31/2013

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2013 (Unaudited)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 5.2%
Precision Castparts Corp.	513,966	$138,411,044
United Technologies Corp.	735,340	83,681,692

		222,092,736
Auto Components — 0.9%
Delphi Automotive PLC	652,878	39,257,554
Biotechnology — 5.9%
Gilead Sciences, Inc. (a)	1,232,957	92,656,719
Regeneron Pharmaceuticals, Inc. (a)	250,613	68,978,722
United Therapeutics Corp. (a)(b)	815,552	92,222,620

		253,858,061
Chemicals — 1.9%
Eastman Chemical Co.	189,825	15,318,877
Monsanto Co.	553,830	64,548,887

		79,867,764
Consumer Finance — 0.9%
Discover Financial Services	677,448	37,903,216
Diversified Financial Services — 2.3%
IntercontinentalExchange Group, Inc.	203,986	45,880,531
Moody’s Corp.	705,887	55,390,953

		101,271,484
Diversified Telecommunication Services — 1.1%
Vivendi SA	1,757,829	46,367,147
Electrical Equipment — 4.6%
Eaton Corp. PLC	1,493,037	113,649,976
Roper Industries, Inc.	359,049	49,792,915
SolarCity Corp. (a)(b)	636,102	36,143,316

		199,586,207
Energy Equipment & Services — 1.1%
FMC Technologies, Inc. (a)	869,596	45,401,607
Food Products — 1.0%
Mondelez International, Inc., Class A	1,255,552	44,320,986
Health Care Equipment & Supplies — 1.7%
Intuitive Surgical, Inc. (a)(b)	196,012	75,284,289
Hotels, Restaurants & Leisure — 4.1%
Melco Crown Entertainment Ltd. — ADR (a)	924,115	36,243,790
Starbucks Corp.	968,869	75,949,641
Wynn Resorts Ltd.	339,951	66,021,884

		178,215,315
Internet & Catalog Retail — 7.5%
Amazon.com, Inc. (a)	406,259	162,012,027
Expedia, Inc.	911,491	63,494,463
priceline.com, Inc. (a)	84,660	98,408,784

		323,915,274
Internet Software & Services — 17.7%
AOL, Inc. (a)	578,100	26,951,022

Common Stocks	Shares	Value
Internet Software & Services (concluded)
eBay, Inc. (a)	981,868	$53,894,734
Facebook, Inc., Class A (a)	536,728	29,337,552
Google, Inc., Class A (a)	182,663	204,712,251
LinkedIn Corp., Class A (a)	424,431	92,029,374
SINA Corp. (a)	878,113	73,981,020
Yahoo!, Inc. (a)	2,909,632	117,665,518
Yandex NV (a)	1,189,467	51,325,501
Yelp, Inc. (a)	1,137,724	78,446,070
Youku Tudou, Inc. — ADR (a)	1,151,483	34,889,935

		763,232,977
IT Services — 6.6%
Alliance Data Systems Corp. (a)(b)	250,221	65,790,607
MasterCard, Inc., Class A	63,410	52,976,519
Visa, Inc., Class A	752,683	167,607,450

		286,374,576
Media — 12.2%
Comcast Corp., Class A	2,530,747	131,510,268
Liberty Global PLC, Class A (a)	1,246,100	110,890,439
Sirius XM Holdings, Inc. (a)	22,767,885	79,459,919
Time Warner, Inc.	1,468,473	102,381,938
The Walt Disney Co.	1,303,482	99,586,025

		523,828,589
Oil, Gas & Consumable Fuels — 2.4%
Cabot Oil & Gas Corp.	845,951	32,789,061
Concho Resources, Inc. (a)	272,564	29,436,912
Laredo Petroleum Holdings, Inc. (a)(b)	1,425,832	39,481,288

		101,707,261
Personal Products — 1.2%
The Estee Lauder Cos., Inc., Class A	716,650	53,978,078
Pharmaceuticals — 5.4%
AbbVie, Inc.	1,722,919	90,987,352
Allergan, Inc.	398,100	44,220,948
Valeant Pharmaceuticals International, Inc. (a)	826,168	96,992,123

		232,200,423
Professional Services — 1.2%
Verisk Analytics, Inc., Class A (a)	792,930	52,111,360
Road & Rail — 2.7%
Canadian Pacific Railway Ltd.	210,866	31,908,243
Union Pacific Corp.	508,064	85,354,752

		117,262,995
Software — 5.0%
Autodesk, Inc. (a)	2,136,597	107,534,927
Splunk, Inc. (a)	890,177	61,128,455
VMware, Inc., Class A (a)	523,106	46,927,839

		215,591,221

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR American Depositary Receipts JPY Japanese Yen	USD US Dollar

BLACKROCK CAPITAL APPRECIATION FUND, INC.	DECEMBER 31, 2013	1

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Specialty Retail — 1.3%
CarMax, Inc. (a)(b)	673,166	$31,652,265
Lumber Liquidators Holdings, Inc. (a)	221,299	22,769,454

		54,421,719
Textiles, Apparel & Luxury Goods — 3.1%
Michael Kors Holdings Ltd. (a)	524,270	42,565,481
NIKE, Inc., Class B	1,154,552	90,793,969

		133,359,450
Trading Companies & Distributors — 0.1%
United Rentals, Inc. (a)	60,563	4,720,886
Wireless Telecommunication Services — 3.9%
SoftBank Corp.	1,899,600	166,691,351
Total Long-Term Investments (Cost — $3,187,458,797) — 101.0%		4,352,822,526

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)(d)	880,728	$880,728
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (c)(d)(e)	$120,657	120,656,629
Total Short-Term Securities (Cost — $121,537,357) — 2.8%		121,537,357
Total Investments (Cost — $3,308,996,154*) — 103.8%		4,474,359,883
Liabilities in Excess of Other Assets — (3.8)%		(164,609,818)

Net Assets — 100.0%		$4,309,750,065

Notes to Schedule of Investments

*	As of December 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,315,040,623

Gross unrealized appreciation	$1,165,986,462
Gross unrealized depreciation	(6,667,202)

Net unrealized appreciation	$1,159,319,260

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended December 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at September 30, 2013	Net Activity	Shares/Beneficial Interest Held at December 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	—	880,728	880,728	$1,887
BlackRock Liquidity Series, LLC, Money Market Series	$234,256,943	$(113,600,314)	$120,656,629	$79,335

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts outstanding as of December 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	108,457,267	JPY	11,188,394,200	BNP Paribas S.A.	2/28/14	$2,184,334
USD	15,241,763	JPY	1,585,577,726	JPMorgan Chase Bank N.A.	2/28/14	181,157
Total						$2,365,491

2	BLACKROCK CAPITAL APPRECIATION FUND, INC.	DECEMBER 31, 2013

Schedule of Investments (continued)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$222,092,736	—	—	$222,092,736
Auto Components	39,257,554	—	—	39,257,554
Biotechnology	253,858,061	—	—	253,858,061
Chemicals	79,867,764	—	—	79,867,764
Consumer Finance	37,903,216	—	—	37,903,216
Diversified Financial Services	101,271,484	—	—	101,271,484
Diversified Telecommunication Services	—	$46,367,147	—	46,367,147
Electrical Equipment	199,586,207	—	—	199,586,207
Energy Equipment & Services	45,401,607	—	—	45,401,607
Food Products	44,320,986	—	—	44,320,986
Health Care Equipment & Supplies	75,284,289	—	—	75,284,289
Hotels, Restaurants & Leisure	178,215,315	—	—	178,215,315
Internet & Catalog Retail	323,915,274	—	—	323,915,274
Internet Software & Services	763,232,977	—	—	763,232,977
IT Services	286,374,576	—	—	286,374,576
Media	523,828,589	—	—	523,828,589
Oil, Gas & Consumable Fuels	101,707,261	—	—	101,707,261
Personal Products	53,978,078	—	—	53,978,078
Pharmaceuticals	232,200,423	—	—	232,200,423
Professional Services	52,111,360	—	—	52,111,360
Road & Rail	117,262,995	—	—	117,262,995
Software	215,591,221	—	—	215,591,221
Specialty Retail	54,421,719	—	—	54,421,719
Textiles, Apparel & Luxury Goods	133,359,450	—	—	133,359,450
Trading Companies & Distributors	4,720,886	—	—	4,720,886
Wireless Telecommunication Services	—	166,691,351	—	166,691,351
Short-Term Securities	880,728	120,656,629	—	121,537,357
Total	$4,140,644,756	$333,715,127	—	$4,474,359,883

BLACKROCK CAPITAL APPRECIATION FUND, INC.	DECEMBER 31, 2013	3

Schedule of Investments (concluded)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$2,365,491	—	$2,365,491

[1] Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of December 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$476,561	—	—	$476,561
Foreign currency at value	5	—	—	5
Liabilities:
Collateral on securities loaned at value	—	$(120,656,629)	—	(120,656,629)
Total	$476,566	$(120,656,629)	—	$(120,180,063)

There were no transfers between levels during the period ended December 31, 2013.

4	BLACKROCK CAPITAL APPRECIATION FUND, INC.	DECEMBER 31, 2013

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Capital Appreciation Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: February 24, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: February 24, 2014